As filed with the Securities and Exchange Commission on June 11, 2015

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Registration No. 033-02659
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 204 and/or	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
1940 Act File No. 811-04556
Amendment No. 205	☒

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

4600 S. Syracuse St., Suite 1100, Denver, Colorado 80237

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 4600 S. Syracuse St., Suite 1100, Denver, Colorado 80237

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.
☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.
☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.
☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the Registration Statement of Transamerica Funds relates only to Transamerica Bond, Transamerica Dividend Focused, Transamerica Emerging Markets Debt, Transamerica Flexible Income, Transamerica Global Equity, Transamerica Growth, Transamerica High Yield Bond, Transamerica International Equity, Transamerica Large Cap Value, Transamerica Multi-Managed Balanced, Transamerica Multi-Manager Alternative Strategies Portfolio, Transamerica Short-Term Bond and Transamerica Small/Mid Cap Value.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 204 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 11th day of June, 2015.

TRANSAMERICA FUNDS

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 204 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit Marijn P. Smit	Trustee, President and Chief Executive Officer	June 11, 2015

/s/ Sandra N. Bane	Trustee	June 11, 2015
Sandra N. Bane*

/s/ Leo J. Hill	Trustee	June 11, 2015
Leo J. Hill*

/s/ David W. Jennings	Trustee	June 11, 2015
David W. Jennings*

/s/ Russell A. Kimball, Jr.	Trustee	June 11, 2015
Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella	Trustee	June 11, 2015
Eugene M. Mannella*

/s/ Patricia L. Sawyer	Trustee	June 11, 2015
Patricia L. Sawyer*

/s/ John W. Waechter John W. Waechter*	Trustee	June 11, 2015

/s/ Alan F. Warrick Alan F. Warrick*	Trustee	June 11, 2015

/s/ Vincent J. Toner Vincent J. Toner	Vice President and Treasurer	June 11, 2015

* By:	/s/ Tané T. Tyler Tané T. Tyler**	Vice President, Associate General Counsel, Chief Legal Officer and Secretary	June 11, 2015

**	Attorney-in-fact pursuant to power of attorney previously filed.

Exhibits Filed With

Post-Effective Amendment No. 204 to

Registration Statement on

Form N-1A

Transamerica Funds

Registration No. 033-02659

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.PRE	XBRL Taxonomy Presentation Linkbase Document

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